LONG-TERM INVESTMENTS (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
LONG-TERM INVESTMENTS
Term deposits and certificate of deposits		$ 227,932	$ 21,517
Equity method investments		68,204	15,368
Equity investment without readily determinable fair values		28,930	465
Purchase of debt investment in investee's preferred shares			34,000
Total		454,942	130,799
Fair value increase		(30,609)	16,089	$ 8,089
Changes in fair value of trading securities		128,031	(21,285)	(4,727)
Investment in the GPU R&D company
LONG-TERM INVESTMENTS
Fair value increase			35,100
Investment for cash proceeds	$ 16,700
Changes in fair value of trading securities		136,900
Reclassification of cumulative gains		16,900
Investment reclassified to short-term investments		$ 138,800
Lock up restriction period		12 months
Investment in the ride-hailing service company
LONG-TERM INVESTMENTS
Fair value increase		$ 0	24,700	$ 4,800
Changes in fair value of trading securities		6,700	17,200
Investment reclassified to short-term investments		$ 12,900	19,700
Lack of marketability | Level 3 | Investment in the GPU R&D company
LONG-TERM INVESTMENTS
Fair value measurement		11
Marketable debt securities
LONG-TERM INVESTMENTS
Investments in marketable debt securities		$ 118,979	58,373
Debt investments in investees' preferred shares
LONG-TERM INVESTMENTS
Investments in marketable debt securities			$ 35,076
Convertible debt
LONG-TERM INVESTMENTS
Investments in marketable debt securities		$ 10,897